O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at October 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.82%
	Aerospace & Defense - 4.51%
44,395	L3Harris Technologies, Inc.	$10,234,823
6,883	Northrop Grumman Corp.	2,458,745
		12,693,568
	Biotechnology - 3.05%
23,879	Amgen, Inc.	4,942,237
10,641	Biogen, Inc.*	2,837,742
12,761	Gilead Sciences, Inc.	827,934
		8,607,913
	Building Products - 3.21%
70,437	Johnson Controls International PLC#	5,167,963
59,199	Masco Corp.	3,880,494
		9,048,457
	Capital Markets - 4.89%
34,982	Ameriprise Financial, Inc.	10,569,112
14,734	T. Rowe Price Group, Inc.	3,195,510
		13,764,622
	Chemicals - 3.52%
49,196	Celanese Corp.	7,945,646
21,337	LyondellBasell Industries NV - Class A#	1,980,500
		9,926,146
	Commercial Banks - 5.26%
52,716	Bank of America Corp.	2,518,770
13,282	Bank of New York Mellon Corp.	786,294
61,592	Citigroup, Inc.	4,259,704
11,069	Comerica, Inc.	941,861
66,394	Fifth Third Bancorp	2,890,131
48,928	KeyCorp	1,138,555
9,805	PNC Financial Services Group, Inc.	2,069,149
3,775	U.S. Bancorp	227,897
		14,832,361
	Computers & Peripherals - 0.14%
4,294	NetApp, Inc.	383,454

	Consumer Finance - 2.02%
122,520	Synchrony Financial	5,691,054

	Containers & Packaging - 2.56%
598,342	Amcor PLC#	7,221,988

	Diversified Financial Services - 1.53%
128,570	Equitable Holdings, Inc.	4,307,095

	Diversified Telecommunication Services - 3.57%
173,046	AT&T, Inc.	4,371,142
479,567	Lumen Technologies, Inc.	5,687,665
		10,058,807
	Electrical Equipment - 2.04%
34,852	Eaton Corp PLC#	5,742,216

	Food & Staples Retailing - 3.09%
181,124	Kroger Co.	7,248,582
30,703	Walgreens Boots Alliance, Inc.	1,443,655
		8,692,237
	Food Products - 3.14%
68,795	Conagra Brands, Inc.	2,215,199
45,495	JM Smucker Co.	5,589,516
17,134	Kellogg Co.	1,050,314
		8,855,029
	Health Care Providers & Services - 5.66%
5,387	Cigna Corp.	1,150,717
37,605	McKesson Corp.	7,817,326
12,364	Molina Healthcare, Inc.*	3,656,282
22,401	Quest Diagnostics, Inc.	3,288,019
		15,912,344
	Hotels, Restaurants & Leisure - 1.16%
6,673	Domino's Pizza, Inc.	3,262,897

	Household Durables - 0.71%
41,686	PulteGroup, Inc.	2,004,263

	Household Products - 0.46%
9,981	Kimberly-Clark Corp.	1,292,440

	Insurance - 5.09%
62,753	Allstate Corp.	7,760,663
21,796	Loews Corp.	1,222,102
42,347	Progressive Corp.	4,017,883
12,033	Prudential Financial, Inc.	1,324,232
		14,324,880
	IT Services - 2.16%
7,528	Gartner, Inc.*	2,498,618
6,941	Jack Henry & Associates, Inc.	1,155,538
133,785	Western Union Co.	2,437,562
		6,091,718
	Life Sciences Tools & Services - 0.80%
6,150	Waters Corp.*	2,260,433

	Machinery - 1.29%
15,143	Cummins, Inc.	3,631,897

	Media - 4.03%
7,356	Charter Communications, Inc. - Class A*	4,964,491
38,220	Discovery, Inc. - Class A*	895,877
142,587	Liberty Global PLC - Class C*#+	4,112,209
20,259	Omnicom Group, Inc.	1,379,233
		11,351,810
	Multi-line Retail - 0.34%
4,340	Dollar General Corp.	961,397

	Oil, Gas & Consumable Fuels - 6.86%
17,982	Chevron Corp.	2,058,759
58,192	ConocoPhillips	4,334,722
12,662	Exxon Mobil Corp.	816,319
271,321	Kinder Morgan, Inc.	4,544,627
13,559	Marathon Petroleum Corp.	893,945
9,566	Valero Energy Corp.	739,739
211,432	Williams Companies, Inc.	5,939,125
		19,327,236
	Pharmaceuticals - 0.82%
39,379	Bristol-Myers Squibb Co.	2,299,734

	Road & Rail - 0.87%
10,199	Union Pacific Corp.	2,462,039

	Semiconductors & Semiconductor Equipment - 2.11%
94,582	Intel Corp.	4,634,518
9,843	QUALCOMM, Inc.	1,309,513
		5,944,031
	Software - 3.76%
4,096	Citrix Systems, Inc.	388,014
2,418	Fortinet, Inc.*	813,270
97,890	Oracle Corp.	9,391,567
		10,592,851
	Specialty Retail - 3.51%
4,873	Advance Auto Parts, Inc.	1,098,959
1,379	AutoZone, Inc.*	2,461,294
10,760	Lowe's Companies, Inc.	2,515,902
4,786	O'Reilly Automotive, Inc.*	2,978,423
4,419	Williams-Sonoma, Inc.	820,741
		9,875,319
	Technology Hardware, Storage & Peripherals - 3.02%
145,635	HP, Inc.	4,417,109
45,850	Seagate Technology Holdings PLC#	4,083,860
		8,500,969
	Tobacco - 2.64%
119,058	Altria Group, Inc.	5,251,648
23,168	Philip Morris International, Inc.	2,190,303
		7,441,951
	Total Common Stocks (Cost $207,940,092)	247,363,156

	REITs - 9.00%
	Equity Real Estate Investment Trusts (REITs) - 7.24%
12,620	Boston Properties, Inc.	1,434,137
21,016	Essex Property Trust, Inc.	7,143,968
9,899	Regency Centers Corp.	696,989
48,958	Simon Property Group, Inc.	7,176,263
49,650	Ventas, Inc.	2,649,821
35,864	Weyerhaeuser Co.	1,281,062
		20,382,240
	Mortgage Real Estate Investment Trusts (REITs) - 1.76%
587,293	Annaly Capital Management, Inc.	4,968,499

	Total REITs (Cost $21,163,354)	25,350,739

	Total Investments in Securities (Cost $229,103,446) - 96.82%	272,713,895
	Other Assets in Excess of Liabilities - 3.18%	8,958,556
	Net Assets - 100.00%	$281,672,451

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	Non-voting shares.
REIT-	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at October 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2021:

O'Shaughnessy Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$21,410,616	$-	$-	$21,410,616
Consumer Discretionary	16,103,877	-	-	16,103,877
Consumer Staples	26,281,657	-	-	26,281,657
Energy	19,327,236	-	-	19,327,236
Financials	52,920,011	-	-	52,920,011
Health Care	29,080,424	-	-	29,080,424
Industrials	33,578,177	-	-	33,578,177
Information Technology	31,513,024	-	-	31,513,024
Materials	17,148,134	-	-	17,148,134
Total Common Stocks	247,363,156	-	-	247,363,156
REITs	25,350,739	-	-	25,350,739
Total Investments in Securities	$272,713,895	$-	$-	$272,713,895

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.